Reconciliation to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to Form 5500:

	2025	2024

Net assets available for benefits per the financial statements	$9,975,341,566	$8,791,057,024
Amounts allocated to withdrawing participants	(2,350,926)	(290,735)
Deemed distributions adjustment	(142,688)	(179,644)
Net assets available for benefits per Form 5500, Schedule H	$9,972,847,952	$8,790,586,645

The following is a reconciliation the change in net assets available for benefits per the financial statements to net income per the Form 5500 for the year ended December 31, 2025:

2025

Net increase in net assets available for benefits per financial statements	$1,184,284,542
Amounts allocated to withdrawing participants in 2025	(2,350,926)
Amounts allocated to withdrawing participants in 2024	290,735
Current year deemed distributions	(142,688)
Prior year deemed distributions	179,644

Net increase in net assets available for benefits per Form 5500, Schedule H	$1,182,261,307

The following is a reconciliation of benefits paid to participants per the financial statements for the year ended December 31, 2025 to Form 5500:

2025

Benefits paid to participants per the financial statements	$823,948,086
Amounts allocated to withdrawing participants at December 31, 2025	2,350,926
Amounts allocated to withdrawing participants at December 31, 2024	(290,735)
Benefits paid to participants per Form 5500, Schedule H (2e, 2g)	$826,008,277